INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Change in balance of investment
The following table represents the change in balance of investments in associates:

For the year ended
US$ MILLIONS	Dec. 31, 2022
Balance at the beginning of the period	$—
Acquisitions	455
Share of earnings	4
Foreign currency translation & other	(25)
Share of other comprehensive income	27
Distributions	(33)
Ending Balance	$428

Disclosure of associates
The following tables present the gross assets and liabilities of our company’s investments in associates:

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	8%	$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
Total		$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
The following tables present the gross amounts of revenue, net income, other comprehensive income from our company’s investments in associates:

	Year ended December 31, 2022
	Total				Net income attributable to the Partnership
US$ MILLIONS	Revenue	Net Income(1)	OCI	Total Comprehensive Income
Australian regulated utility	$1,227	$57	$21	$78	$4
Total	$1,227	$57	$21	$78	$4

(1)Total net income for the year ended December 31, 2022 includes acquisition-related transaction costs of $105 million.

The following tables present the cash flow activities of our company’s investments in associates for the years ended:

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	$427	$(452)	$(162)	$(187)	$(172)	$(15)
Total	$427	$(452)	$(162)	$(187)	$(172)	$(15)